Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2018
Recent Accounting Pronouncements

Recent Accounting Pronouncements Adopted

a)               In May 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers”, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. In August 2015, FASB issued ASU No. 2015-14 "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date," which deferred the effective date of ASU 2014-09 for all entities by one year. The standard is effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. In May and April 2016, the FASB issued two Updates with respect to Topic 606: ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” and ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients.” The Company has evaluated the impact of the standard after reviewing historical contracts and has determined that all of the Company’s agreements are considered leases.

(b)             In November 2016, the FASB issued ASU No. 2016-18—Statement of Cash Flows (Topic 230) - Restricted Cash which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company has adopted the standard in the first quarter of 2018 and the adoption of the new standard did not have a material impact on its consolidated financial statements and notes disclosures.

Recent Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02 - Leases (ASC 842), and as amended, which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. In July 2018, the FASB issued ASU No. 2018-10 Codification Improvements to Topic 842, Leases, and No. 2018-11, Leases (ASC 842) – Targeted Improvements. The amendments in these Updates: (i) provide entities with an additional (and optional) transition method to adopt the new leases standard, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers' requests and (ii) provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if both of the following are met: (a) The timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (b) The lease component, if accounted for separately, would be classified as an operating lease. If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with ASC 606. Otherwise, the entity should account for the combined component as an operating lease in accordance with ASC 842. Under ASC 842, lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. The Company has elected to use this new optional transitional period and the practical expedient of combining the lease and non-lease component(s) as a single component since the time and pattern of transfer of the non-lease component(s) and associated component are the same and the lease components are classified as operating leases. The Company is currently assessing whether it will adopt ASU 2016-02 during 2018 or on January 1, 2019. The Company expects that the adoption of ASU 2016-02, ASU 2018-10 and ASU 2018-11 will not have a material impact on the consolidated results of operations, financial condition, or cash flows.